Stock-Based Compensation and Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 01, 2016	Apr. 29, 2016	Aug. 31, 2016	Apr. 30, 2016	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense									$ 1,800
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period									1 year 6 months 24 days
Share-based compensation expense							$ 886	$ 2,830	$ 3,868	$ 3,121	$ 1,936
Proceeds from capital contribution	$ 30,600	$ 69,800	$ 30,600	$ 69,800			0	69,800	100,407	0	32,300
313 Acquisition LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense						$ 2,200		2,200
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense							$ 736	$ 3,038	3,927	$ 2,472	$ 1,688
Executive Officers | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense									$ 2,200
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement							Black-Scholes option valuation model
Shares reserved for issuance							53,621,891		53,621,891
Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, method of measurement							Monte Carlo simulation valuation approach
Vivint
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units relinquished									2,320,552	2,307,172
Vivint | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description							The SARs are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.		The SARs are subject to time-based and performance-based vesting conditions, with one-thirdsubject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by 313.
Unrecognized compensation expense									$ 900
Compensation expense related to outstanding Incentive Units, recognized over a weighted-average period									2 years 9 months 23 days
Weighted average grant date fair value of the outstanding units									$ 0.22	$ 0.25
Incentive units issued as share-based compensation awards, outstanding							24,646,062		21,993,158
Expected dividends							0.00%		0.00%
Vivint | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility							55.00%		55.00%
Expected exercise term							6 years		6 years
Risk-free rate							0.61%		0.61%
Vivint | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility							125.00%		125.00%
Expected exercise term							6 years 5 months 18 days		6 years 5 months 18 days
Risk-free rate							1.77%		1.77%
Vivint | Stock Appreciation Rights Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights ("SARs"), vesting period							5 years		5 years
Vivint | Stock Appreciation Rights Time Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage							33.33%		33.33%
Vivint | Stock Appreciation Rights Performance Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage							66.67%		66.67%
313 Acquisition LLC | Incentive Units Time Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation awards, description							The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates		The Incentive Units are subject to time-based and performance-based vesting conditions, with one-third subject to ratable time-based vesting over a five year period and two-thirds subject to the achievement of certain investment return thresholds by The Blackstone Group, L.P. and its affiliates
Stock appreciation rights ("SARs"), vesting period							5 years		5 years
Stock compensation award, method of measurement									Monte Carlo simulation valuation approach
313 Acquisition LLC | Incentive Units Time Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards									85,882,836
Stock compensation award, vesting percentage							33.33%		33.33%
313 Acquisition LLC | Incentive Units Time Based Awards | Senior Management and Board Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards							85,812,836
313 Acquisition LLC | Incentive Units Time Based Awards | Chief Executive Officer and President
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units issued as share-based compensation awards									42,169,456
Incentive units relinquished					4,315,106
Incentive units issued as share-based compensation awards, outstanding							42,169,456
313 Acquisition LLC | Incentive Units Performance Based Awards | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation award, vesting percentage							66.67%		66.67%
313 Acquisition LLC | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units relinquished									905,000	4,415,106
Expected volatility									65.00%
Weighted average grant date fair value of the outstanding units									$ 0.30	$ 0.38
313 Acquisition LLC | Incentive Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility							55.00%		55.00%
Expected exercise term							3 years 11 months 15 days		3 years 11 months 15 days
Risk-free rate							0.62%		0.62%
313 Acquisition LLC | Incentive Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility							125.00%		125.00%
Expected exercise term							6 years		6 years
Risk-free rate							1.18%		1.18%
Vivint Wireless | Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units relinquished									63,500	0
Stock appreciation rights ("SARs"), vesting period							5 years
Expected volatility							65.00%
Weighted average grant date fair value of the outstanding units									$ 2.30	$ 6.02
Incentive units issued as share-based compensation awards, outstanding							17,500		17,500
Expected dividends							0.00%		0.00%
Vivint Wireless | Stock Appreciation Rights (SARs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility									65.00%
Expected exercise term							6 years		6 years
Risk-free rate							1.51%		1.51%
Vivint Wireless | Stock Appreciation Rights (SARs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected exercise term							6 years 6 months		6 years 6 months
Risk-free rate							1.77%		1.77%